Private Placement (Details) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 19, 2021	Dec. 31, 2022
Private Placement (Details) [Line Items]
Purchase an aggregate (in Dollars)		$ 1,500,000
Sponsor [Member]
Private Placement (Details) [Line Items]
Purchase an aggregate (in Dollars)		$ 4,500,000
Underwriters [Member]
Private Placement (Details) [Line Items]
Aggregate shares		1,500,000
Warrant price per share (in Dollars per share)		$ 1
Private Placement Warrants [Member]
Private Placement (Details) [Line Items]
Warrant price per share (in Dollars per share)	$ 1
Additional purchase units	225,000
Warrant [Member]
Private Placement (Details) [Line Items]
Aggregate shares		4,500,000
Warrant price per share (in Dollars per share)		$ 1
Sponsor [Member] | Private Placement Warrants [Member]
Private Placement (Details) [Line Items]
Aggregate warrants	450,000
Sponsor [Member] | Over-Allotment Option [Member]
Private Placement (Details) [Line Items]
Gross proceeds (in Dollars)	$ 675,000